Financial Instruments (Schedule of Carrying Amount and Fair Value of Financial Instrument Groups) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Assets
Other investments	$ 215,797	$ 344,780
Liabilities
Long-term loans from banks and others (excluding interest)	1,360,406	1,123,809
Carrying Value [Member]
Liabilities
Non-convertible debentures	511,030	526,771
Long-term loans from banks and others (excluding interest)	898,546	516,195
Loans from non-controlling interests	125,252	124,153
At fair value [member]
Liabilities
Non-convertible debentures	485,196	492,714
Long-term loans from banks and others (excluding interest)	906,911	528,011
Loans from non-controlling interests	$ 127,960	$ 113,673